Share-based payments - Equity-settled programs (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Share-based payments
Total	€ 1,578	€ 2,273
LTIP
Share-based payments
Total	975	1,824
RSU Supervisory Board
Share-based payments
Total	55	37
New VSOP
Share-based payments
Total	57	103
Prior VSOP
Share-based payments
Total	(51)	92
LTIP RSU
Share-based payments
Total	€ 542	€ 216